Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES
6.	INVENTORIES

Inventories as of December 31, 2020 and 2019 consist of the following:

	2020	2019
Raw materials	$-	$25,985
Work in progress	-	779
Finished goods	147,533	1,060,615
Total inventories	$147,533	$1,087,379
Less: inventory impairment loss	(58,930)	(2,363)
Inventories, net	88,603	1,085,016

During the years ended December 31, 2020, 2019 and 2018, write-downs of inventories to lower of cost or net realizable value of $58,930, $2,363 and $0, respectively, were charged to costs of revenue in relation to the Company’s operations. Subsequent sale of impaired inventory items is recorded as credits to inventory write-downs previously recorded.